Subsequent Events	6 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the issuance of the condensed consolidated financial statements and no subsequent event has been identified that would have required adjustment or disclosure in the condensed consolidated financial statements.